Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.46%Δ
Argentina — 1.43%
Cablevision Holding GDR	262,838	$ 1,311,853
Cresud ADR	294,024	3,248,965
Grupo Clarin GDR Class B 144A #, †	77,680	370,570
IRSA Inversiones y Representaciones ADR	279,392	3,604,151
		8,535,539
Bahrain — 0.23%
Aluminium Bahrain GDR 144A #	91,200	1,354,694
		1,354,694
Brazil — 4.51%
Auren Energia	210,825	275,610
Banco Bradesco ADR	1,749,871	3,902,212
Banco Santander Brasil ADR	153,366	722,354
BRF ADR	788,900	2,713,816
Itau Unibanco Holding ADR	1,271,187	6,991,531
Petroleo Brasileiro ADR	285,509	3,723,037
Rumo	217,473	620,431
Sitios Latinoamerica †	162,815	24,505
Telefonica Brasil ADR	259,915	2,266,459
TIM ADR	155,003	2,425,797
Vale ADR	285,148	2,845,777
XP Class A	24,226	333,108
		26,844,637
Chile — 0.67%
Sociedad Quimica y Minera de Chile ADR	100,000	3,973,000
		3,973,000
China — 22.63%
Alibaba Group Holding	959,100	15,776,597
Alibaba Group Holding ADR	143,800	19,014,674
ANTA Sports Products	152,400	1,672,562
Baidu ADR †	54,219	4,989,775
BeiGene †	167,800	3,583,954
DiDi Global ADR †	81,500	394,460
Hengan International Group	330,500	921,660
iQIYI ADR †	59,542	134,565
JD.com ADR	246,400	10,131,968
Joinn Laboratories China Class H 144A #	13,445	23,948
Kunlun Energy	3,360,900	3,278,211
Meituan Class B 144A #, †	224,390	4,492,731
New Oriental Education & Technology Group ADR	56,558	2,704,038
PDD Holdings ADR †	100,000	11,835,000
Shenzhen Mindray Bio-Medical Electronics Class A	76,600	2,471,751
Sohu.com ADR †	426,954	5,622,984
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
TAL Education Group ADR †	600,000	$ 7,926,000
Tencent Holdings	326,500	20,853,504
Tencent Music Entertainment Group ADR	159	2,291
Tianjin Development Holdings	35,950	9,286
Tingyi Cayman Islands Holding	1,582,000	2,655,150
Trip.com Group ADR	120,588	7,666,985
Tsingtao Brewery Class H	599,429	4,313,852
Uni-President China Holdings	2,800,000	3,220,480
Weibo Class A	65,500	628,363
Weibo ADR	40,000	378,800
		134,703,589
India — 14.46%
HCL Technologies	251,032	4,650,448
HDFC Bank	664,360	14,161,640
Infosys	285,200	5,225,879
Jio Financial Services †	762,581	2,019,518
Natco Pharma	185,519	1,724,275
Reliance Industries	1,719,760	25,568,241
Reliance Industries GDR 144A #	440,657	25,866,566
Sify Technologies ADR †	15,200	65,056
Tata Consultancy Services	150,341	6,324,331
Zee Entertainment Enterprises	450,000	514,848
		86,120,802
Indonesia — 1.01%
Astra International	17,390,600	5,146,743
Unilever Indonesia	11,564,600	883,407
		6,030,150
Malaysia — 0.70%
Public Bank	3,376,000	3,369,558
UEM Sunrise	4,748,132	813,130
		4,182,688
Mexico — 3.70%
America Movil ADR	209,432	2,978,123
Becle	380,621	349,291
Cemex ADR	469,537	2,634,103
Coca-Cola Femsa ADR	68,784	6,279,291
Fomento Economico Mexicano ADR	19,186	1,872,170
Grupo Financiero Banorte Class O	919,086	6,380,988
Grupo Televisa ADR	656,458	1,148,801
Ollamani SAB †	164,114	364,805
		22,007,572
Peru — 1.35%
Cia de Minas Buenaventura ADR	138,305	2,161,707
Credicorp	31,531	5,869,811
		8,031,518
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Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Russia — 0.00%
EL5-ENERO PJSC =, †	755,050	$ 0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =	1,449,104	0
Sberbank of Russia PJSC =	2,058,929	0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK GDR =, †	71,300	0
		0
Saudi Arabia — 0.47%
Saudi Arabian Oil 144A #	390,269	2,780,188
		2,780,188
South Africa — 0.00%
Tongaat Hulett =, †	182,915	0
		0
South Korea — 22.76%
LG Uplus	250,922	1,755,176
Samsung C&T	14,575	1,157,092
Samsung Electronics	671,359	26,352,836
Samsung Life Insurance	66,026	3,717,185
SK Hynix	360,000	46,622,750
SK Square †	714,613	45,327,575
SK Telecom	54,796	2,065,316
SK Telecom ADR	400,368	8,511,824
		135,509,754
Taiwan — 20.59%
MediaTek	501,000	20,974,023
Taiwan Semiconductor Manufacturing	3,706,864	101,596,152
		122,570,175
Türkiye — 2.34%
Akbank	6,643,734	9,147,773
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	43,320
Turkcell Iletisim Hizmetleri	677,165	1,708,952
Turkiye Sise ve Cam Fabrikalari	3,008,750	3,056,142
		13,956,187
United Kingdom — 0.61%
Griffin Mining †	1,642,873	3,650,152
		3,650,152
Total Common Stocks (cost $478,500,687)		580,250,645

	Number of shares	Value (US $)

Convertible Preferred Stock — 0.04%Δ
South Korea — 0.04%
CJ 2.96% ω	4,204	$ 261,233
Total Convertible Preferred Stock (cost $470,723)		261,233

Preferred Stocks — 3.19%Δ
Brazil — 0.29%
Centrais Eletricas Brasileiras Class B 8.27% ω	216,779	1,690,864
		1,690,864
Russia — 0.00%
Transneft PJSC =, ω	360,600	0
		0
South Korea — 2.90%
CJ 4.61% ω	28,030	1,254,450
Samsung Electronics 2.34% ω	499,750	16,019,151
		17,273,601
Total Preferred Stocks (cost $11,306,065)		18,964,465

Participation Notes — 0.00%Δ
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0

Total Value of Securities—100.69% (cost $495,229,672)		599,476,343
Liabilities Net of Receivables and Other Assets — (0.69%)		(4,100,598)
Net Assets Applicable to 25,694,974 Shares Outstanding — 100.00%	$595,375,745
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $34,888,697, which represents 5.86% of the Series’ net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.

2    NQ-VIPEM [0325] 0525 (4479451)

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
NQ-VIPEM [0325] 0525 (4479451)    3